Business Combination - Summary of Net Assets, Fair Value of Considerations and Listing and Related Expenses (Details) - RMG II ₨ in Millions	Aug. 23, 2021 INR (₨)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	₨ 8,139
Prepayments	16
Share warrants	(1,747)
Trade payables	(1,243)
Total identifiable net assets at fair value	5,165
Equity consideration	63,506
Total net assets	68,671
Fair value of 127,381,626 shares deemed to be issued by RPL at INR 606.96 per share	77,315
Fair value of consideration paid in excess of net assets acquired	8,644
Transaction costs related to acquisition and listing	1,868
Listing and related expenses	₨ 10,512